NET (LOSS)/INCOME PER SHARE	12 Months Ended
Dec. 31, 2022
NET (LOSS)/INCOME PER SHARE
NET (LOSS)/INCOME PER SHARE

16.NET (LOSS)/INCOME PER SHARE

The computation of basic and diluted net (loss)/income per share for the years ended December 31, 2020, 2021 and 2022 is as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator
Net (loss)/income	(941,895)	(1,071,074)	107,245
Accretion on convertible redeemable preferred shares to redemption value	(283,981)	(164,065)	—
Net (loss)/income attributable to ordinary shareholders	(1,225,876)	(1,235,139)	107,245
Denominator
Weighted average number of ordinary shares used in computing net (loss)/income per share, basic	111,172,986	529,343,027	868,941,151
Dilutive effect of share-based awards	—	—	43,200,840
Weighted average number of ordinary shares used in computing net (loss)/income per share, diluted	111,172,986	529,343,027	912,141,991
Net (loss)/income per share attributable to ordinary shareholders
—Basic	(11.03)	(2.33)	0.12
—Diluted	(11.03)	(2.33)	0.12

As the Group incurred loss for the years ended December 31, 2020 and 2021, the ordinary shares equivalents, including preferred shares, shares options and RSUs granted, were anti-dilutive and excluded from the computation of diluted net loss per share. For the year ended December 31, 2022, the ordinary shares equivalents including share options and RSUs granted were dilutive and were included in the computation of diluted net income per share as above. The weighted average numbers of ordinary shares equivalents excluded from the computation of diluted net loss per share for the years ended December 31, 2020 and 2021 were as follows:

	For the year ended December 31,
	2020	2021
Preferred shares	500,211,192	251,440,808
Share options and RSUs	60,853,313	78,376,179